Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Sales and revenues:
Sales of Machinery and Power Systems	$ 52,694		$ 63,068		$ 57,392
Revenues of Financial Products	2,962		2,807		2,746
Total sales and revenues	55,656		65,875		60,138
Operating costs:
Cost of goods sold	40,727		47,055		43,578
Selling, general and administrative expenses	5,547		5,919		5,203
Research and development expenses	2,046		2,466		2,297
Interest expense of Financial Products	727		797		826
Goodwill impairment charge	0		580		0
Other operating (income) expenses	981		485		1,081
Total operating costs	50,028		57,302		52,985
Operating profit	5,628		8,573		7,153
Interest expense excluding Financial Products	465		467		396
Other income (expense)	(35)		130		(32)
Consolidated profit before taxes	5,128		8,236		6,725
Provision (benefit) for income taxes	1,319		2,528		1,720
Profit of consolidated companies	3,809		5,708		5,005
Equity in profit (loss) of unconsolidated affiliated companies	(6)		14		(24)
Profit of consolidated and affiliated companies	3,803		5,722		4,981
Less: Profit (loss) attributable to noncontrolling interests	14		41		53
Profit	$ 3,789	[1]	$ 5,681	[1]	$ 4,928	[1]
Profit per common share (in dollars per share)	$ 5.87		$ 8.71		$ 7.64
Profit per common share - diluted (in dollars per share)	$ 5.75	[2]	$ 8.48	[2]	$ 7.40	[2]
Weighted-average common shares outstanding (millions)
Basic (in shares)	645.2		652.6		645.0
Diluted (in shares)	658.6	[2]	669.6	[2]	666.1	[2]
Cash dividends declared per common share (in dollars per share)	$ 2.32		$ 2.02		$ 1.82

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.